Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities	29. Lease liabilities

Accounting policy
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.
Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group also elected to apply the recognition exemptions for lease contracts that, at the commencement date, have a lease term of
12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term to the extent applicable.
In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		582	319	281
New leases and modifications		25	144	45
Lease liabilities on acquisition of subsidiaries	16.1	3	315	120
Repayment of lease liabilities		(244)	(263)	(163)
Interest charge	5.2	34	43	31
Foreign currency translation		(22)	24	5
Balance at end of the year		378	582	319
Current portion of lease liabilities		(175)	(198)	(111)
Non-current lease liabilities		203	384	208
Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2024	2023	2022
Short-term leases	179	69	41
Leases of low value assets	55	48	56
Variable lease payments	235	248	301
Total	469	365	398
Maturity Analysis
The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2024	422	190	149	83
Contractual undiscounted cash flows — 2023	625	221	330	74
Contractual undiscounted cash flows — 2022	351	121	161	69